Business Segment Information (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Entity Information [Line Items]
Business Segment Information

9. BUSINESS SEGMENTS

IPALCO manages its business through one reportable operating segment, the Utility segment. The primary segment performance measure is income / (loss) before income tax as management has concluded that this measure best reflects the underlying business performance of IPALCO and is the most relevant measure considered in IPALCO’s internal evaluation of the financial performance of its segment. The Utility segment is comprised of AES Indiana, a vertically integrated electric utility. with all other nonutility business activities aggregated separately. The “Other” nonutility category primarily includes the 2024 IPALCO Notes, 2030 IPALCO Notes, 2034 IPALCO Notes and related interest expense, balances associated with IPALCO’s interest rate hedges, cash and other immaterial balances. The accounting policies of the identified segment are consistent with those policies and procedures described in the summary of significant accounting policies. See Note 1, "Overview and Summary of Significant Accounting Policies" to the audited Consolidated Financial Statements of IPALCO included in this prospectus for further information.

The following table provides information about IPALCO’s business segments (in thousands):

	Three Months Ended March 31, 2024			Three Months Ended March 31, 2023
	Utility	Other	Total	Utility	Other	Total
Revenue	$407,801	$—	$407,801	$491,386	$—	$491,386
Depreciation and amortization	$80,433	$—	$80,433	$69,852	$—	$69,852
Interest expense	$32,377	$11,271	$43,648	$23,875	$10,968	$34,843
Income/(loss) before income tax	$28,971	$(10,452)	$18,519	$35,502	$(11,173)	$24,329

	As of March 31, 2024			As of December 31, 2023
	Utility	Other	Total	Utility	Other	Total
Total assets	$6,570,826	$445,387	$7,016,213	$6,129,581	$51,942	$6,181,523

12. BUSINESS SEGMENTS

IPALCO manages its business through one reportable operating segment, the Utility segment. The primary segment performance measure is income / (loss) from continuing operations before income tax as management has concluded that this measure best reflects the underlying business performance of IPALCO and is the most relevant measure considered in IPALCO’s internal evaluation of the financial performance of its segment. The Utility segment is comprised of AES Indiana, a vertically integrated electric utility, with all other nonutility business activities aggregated separately. See Note 1, “Overview and Summary of Significant Accounting Policies” for further information on AES Indiana. The “Other” nonutility category primarily includes the 2024 IPALCO Notes and 2030 IPALCO Notes and related interest expense, balance associated with IPALCO’s interest rate hedges, cash and other immaterial balances. The accounting policies of the identified segment are consistent with those policies and procedures described in the summary of significant accounting policies.

The following table provides information about IPALCO’s business segments (in thousands):

	2023			2022			2021
	Utility	Other	Total	Utility	Other	Total	Utility	Other	Total
Revenue	$1,649,917	$—	$1,649,917	$1,791,711	$—	$1,791,711	$1,426,132	$—	$1,426,132
Depreciation and amortization	$287,863	$—	$287,863	$266,504	$—	$266,504	$256,085	$—	$256,085
Interest expense	$99,051	$43,875	$142,926	$87,428	$43,804	$131,232	$84,256	$41,370	$125,626
Income/(loss) before income tax	$115,763	$(44,021)	$71,742	$162,862	$(44,377)	$118,485	$189,548	$(41,425)	$148,123
Capital expenditures(1)	$902,705	$—	$902,705	$496,510	$—	$496,510	$291,546	$—	$291,546

(1) Capital expenditures includes $0 thousand, $0 thousand and $36 thousand of payments for financed capital expenditures in 2023, 2022 and 2021, respectively.

	As of December 31, 2023			As of December 31, 2022			As of December 31, 2021
Total assets	$6,129,581	$51,942	$6,181,523	$5,559,977	$29,237	$5,589,214	$5,222,987	$16,780	$5,239,767

Indianapolis Power And Light Company
Entity Information [Line Items]
Business Segment Information

12. BUSINESS SEGMENTS

Operating segments are components of an enterprise that engage in business activities from which it may earn revenue and incur expenses, for which separate financial information is available, and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. All of AES Indiana’s current business consists of the generation, transmission, distribution and sale of electric energy, and therefore AES Indiana had only one reportable segment.